As filed with the SEC on May 27, 2005.

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09010
TRANSAMERICA INVESTORS, INC.
(Exact name of registrant as specified in charter)
570 Carillon Parkway, St. Petersburg, Florida		33716
(Address of principal executive offices)		(Zip code)

John K. Carter, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant's telephone number, including area code:		(727) 299-1800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2005 – March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of registrant as of March 31, 2005 are attached.

TRANSAMERICA PREMIER BALANCED FUND

Schedule of Investments - March 31, 2005 - (all amounts except share amounts in thousands) (unaudited)

			Principal Amount
				Value
U.S. GOVERNMENT OBLIGATIONS - 7.2%
Fannie Mae	6.00%	08/01/2034	$1,696	$1,735
	6.00%	09/01/2034	1,446	1,479
U.S. Treasury Bond	5.38%	02/15/2031	4,870	5,309
U.S. Treasury Note	2.88%	11/30/2006	2,000	1,974
	3.00%	11/15/2007	2,000	1,957
	3.38%	02/15/2008	1,200	1,182
	3.25%	01/15/2009	250	243
	4.00%	06/15/2009	1,750	1,743
	3.50%	12/15/2009	2,000	1,943
	4.25%	08/15/2014	400	392
	4.25%	11/15/2014	1,700	1,666
Total U.S. Government Obligations (cost: $19,812)				19,623

CORPORATE DEBT SECURITIES - 20.3%
Amusement & Recreation Services - 0.5%
Harrah’s Operating Co., Inc.	5.50%	07/01/2010	1,250	1,273

Beverages - 1.3%
Bottling Group LLC	2.45%	10/16/2006	1,100	1,075
Cia Brasileira de Bebidas	8.75%	09/15/2013	450	517
Coca-Cola Enterprises, Inc.	2.50%	09/15/2006	1,000	978
PepsiAmericas, Inc.	3.88%	09/12/2007	1,000	988
				3,558
Business Credit Institutions - 1.1%
eircom Funding	8.25%	08/15/2013	300	328
Pemex Finance, Ltd.	9.03%	02/15/2011	1,080	1,214
Textron Financial Corp.	2.69%	10/03/2006	1,500	1,467
				3,009
Chemicals & Allied Products - 0.3%
Lubrizol Corp.	5.50%	10/01/2014	600	602
Nalco Co.	7.75%	11/15/2011	300	313
				915
Commercial Banks - 1.4%
Abbey National PLC(a)	7.35%	06/15/2049	1,000	1,044

Dresdner Funding Trust I, 144A	8.15%	06/30/2031	$625	$769
HSBC Capital Funding LP, 144A(b)	10.18%	12/31/2049	500	770
Mellon Bank NA	7.00%	03/15/2006	300	308
US Bank NA	3.75%	02/06/2009	1,000	973
				3,864
Communication - 0.1%
Echostar DBS Corp.	5.75%	10/01/2008	180	178

Communications Equipment - 0.5%
Motorola, Inc.	4.61%	11/16/2007	1,250	1,254

Computer & Office Equipment - 0.3%
Pitney Bowes, Inc.	5.00%	03/15/2015	750	744

Department Stores - 0.6%
Meyer (Fred) Stores, Inc.	7.45%	03/01/2008	1,500	1,609

Drug Stores & Proprietary Stores - 0.3%
CVS Corp.	4.88%	09/15/2014	750	740

Electric Services - 0.6%
DPL, Inc.	8.25%	03/01/2007	600	639
Duke Energy Corp.	4.20%	10/01/2008	1,150	1,137
				1,776
Food & Kindred Products - 0.8%
Campbell Soup Co.	6.90%	10/15/2006	1,000	1,039
Diageo Capital PLC	3.38%	03/20/2008	1,300	1,266
				2,305
Food Stores - 0.0%
Stater Brothers Holdings, Inc.	8.13%	06/15/2012	150	145

Furniture & Fixtures - 0.4%
Lear Corp.	7.96%	05/15/2005	1,000	1,005

Gas Production & Distribution - 0.3%
Atmos Energy Corp.	4.00%	10/15/2009	1,000	964

Holding & Other Investment Offices - 0.7%
Berkshire Hathaway Finance Corp.	3.40%	07/02/2007	$1,250	$1,232
iStar Financial, Inc.	4.88%	01/15/2009	750	741
				1,973
Hotels & Other Lodging Places - 1.1%
MGM Mirage	6.00%	10/01/2009	700	694
Park Place Entertainment Corp.	7.00%	04/15/2013	300	323
Starwood Hotels & Resorts, Inc.	6.75%	11/15/2005	2,000	2,025
				3,042
Insurance - 0.4%
Wellpoint Health Networks, Inc.	6.38%	06/15/2006	1,000	1,026

Lumber & Wood Products - 0.4%
Weyerhaeuser Co.	7.38%	03/15/2032	1,000	1,173

Metal Mining - 0.9%
Barrick Gold Finance, Inc.	7.50%	05/01/2007	1,275	1,353
Phelps Dodge Corp.	9.50%	06/01/2031	785	1,160
				2,513
Mortgage Bankers & Brokers - 0.4%
Rio Tinto Finance USA, Ltd.	5.75%	07/03/2006	1,000	1,024

Motion Pictures - 0.2%
Time Warner, Inc.	9.13%	01/15/2013	500	619

Oil & Gas Extraction - 0.7%
Chesapeake Energy Corp.	7.50%	06/15/2014	225	239
Husky Oil, Ltd.(c)	8.90%	08/15/2028	635	708
Kerr-McGee Corp.	6.95%	07/01/2024	1,000	1,029
				1,976
Paper & Allied Products - 0.5%
Domtar, Inc.	7.88%	10/15/2011	234	260
Norske Skogindustrier ASA, 144A	6.13%	10/15/2015	950	984
				1,244

Personal Credit Institutions - 0.3%
General Motors Acceptance Corp.	6.75%	01/15/2006	$750	$755

Petroleum Refining - 0.5%
Amerada Hess Corp.	7.13%	03/15/2033	1,320	1,473

Pharmaceuticals - 0.3%
Vertex Pharmaceuticals, Inc.	5.00%	09/19/2007	1,000	915

Primary Metal Industries - 0.4%
Noranda, Inc.	6.00%	10/15/2015	1,000	1,027

Printing & Publishing - 1.0%
News America Holdings, Inc.	7.75%	12/01/2045	1,000	1,179
Reed Elsevier Capital, Inc.	7.00%	05/15/2005	1,000	1,004
Viacom, Inc.	7.75%	06/01/2005	500	503
				2,686
Restaurants - 0.2%
Landry’s Restaurants, Inc., 144A	7.50%	12/15/2014	500	487

Savings Institutions - 0.4%
Washington Mutual Bank FA	5.13%	01/15/2015	1,000	976

Security & Commodity Brokers - 1.5%
BNP U.S. Funding LLC, 144A(e)	7.74%	12/29/2049	1,000	1,079
Countrywide Home Loans, Inc.	4.13%	09/15/2009	1,500	1,447
E*Trade Financial Corp.	8.00%	06/15/2011	300	311
Lehman Brothers Holdings, Inc.	7.88%	08/15/2010	1,000	1,140
				3,977
Telecommunications - 1.5%
America Movil SA de CV	5.50%	03/01/2014	550	529
Cincinnati Bell, Inc.	8.38%	01/15/2014	150	149
SBC Communications, Inc.	5.75%	05/02/2006	1,000	1,019
Sprint Capital Corp.	4.78%	08/17/2006	1,250	1,258

Telefonica SA	7.35%	09/15/2005	$1,000	$1,017
				3,972
Transportation & Public Utilities - 0.2%
Magellan Midstream Partners, L.P.	6.45%	06/01/2014	500	538

Water Transportation - 0.2%
Royal Caribbean Cruises, Ltd.	8.75%	02/02/2011	570	651

Total Corporate Debt Securities
(cost: $56,085)				55,386

	Shares	Value
PREFERRED STOCKS - 0.4%
Telecommunications - 0.4%
Centaur Funding Corp., 144A	800	$1,055

Total Preferred Stocks
(cost: $891)		1,055

COMMON STOCKS - 70.7%
Automotive - 6.7%
Harley-Davidson, Inc.	130,000	7,509
PACCAR, Inc.	150,000	10,858
		18,367
Chemicals & Allied Products - 1.2%
Ecolab, Inc.	100,000	3,305

Commercial Banks - 1.3%
Morgan Chase & Co. (J.P.)	100,000	3,460

Communication - 1.2%
XM Satellite Radio Holdings, Inc.-Class A(d)	100,000	3,150

Communications Equipment - 2.7%
QUALCOMM, Inc.	200,000	7,330

Computer & Data Processing Services - 2.2%
Microsoft Corp.	100,000	2,417
NAVTEQ Corp.(d)	80,000	3,468
		5,885
Computer & Office Equipment - 4.6%
Diebold, Inc.	100,000	5,485
Sandisk Corp.(d)	250,000	6,950
		12,435
Electronic & Other Electric Equipment - 1.5%
General Electric Co.	110,000	3,967

Engineering & Management Services - 3.8%
Jacobs Engineering Group, Inc.(d)	200,000	10,384

Fabricated Metal Products - 1.9%
Gillette Co. (The)	105,000	$5,300

Holding & Other Investment Offices - 1.3%
Plum Creek Timber Co., Inc.	100,000	3,570

Hotels & Other Lodging Places - 2.9%
Marriott International, Inc.-Class A	120,000	8,023

Industrial Machinery & Equipment - 10.2%
American Standard Cos., Inc.	60,000	2,789
Caterpillar, Inc.	100,000	9,144
Donaldson Co., Inc.	100,000	3,228
Graco, Inc.	70,000	2,825
Illinois Tool Works, Inc.	30,000	2,686
Kennametal, Inc.	150,000	7,123
		27,795
Insurance - 2.1%
Berkshire Hathaway, Inc.-Class B(d)	300	857
WellPoint, Inc.(d)	40,000	5,014
		5,871
Medical Instruments & Supplies - 1.7%
Zimmer Holdings, Inc.(d)	60,000	4,669

Motor Vehicles, Parts & Supplies - 2.5%
BorgWarner, Inc.	140,000	6,815

Oil & Gas Extraction - 3.1%
Anadarko Petroleum Corp.	40,000	3,044
Apache Corp.	90,000	5,511
		8,555
Paper & Allied Products - 1.6%
3M Co.	50,000	4,284

Pharmaceuticals - 1.6%
Amgen, Inc.(d)	75,000	4,366

Primary Metal Industries - 2.8%
Hubbell, Inc.-Class B	150,000	7,665

Printing & Publishing - 3.5%
McGraw-Hill Cos., Inc. (The)	110,000	9,598

Rubber & Misc. Plastic Products - 0.8%
Sealed Air Corp.(d)	40,000	2,078

Security & Commodity Brokers - 1.6%
American Express Co.	30,000	1,541
Chicago Mercantile Exchange	15,000	2,910
		4,451

Telecommunications - 1.9%
Verizon Communications, Inc.	150,000	$5,325

Transportation & Public Utilities - 2.0%
Expeditors International of Washington, Inc.	100,000	5,355

Trucking & Warehousing - 1.7%
United Parcel Service, Inc.-Class B	65,000	4,728

Wholesale Trade Durable Goods - 2.3%
Grainger (W.W.), Inc.	100,000	6,227

Total Common Stocks
(cost: $148,653)		192,958

			Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.7%
U.S. Treasury Bill	2.74%	06/16/2005	$1,986	$1,986

Total Short-Term U.S. Government Obligations
(cost: $1,986)				1,986

Total Investment Securities
(cost: $227,427)*				$271,008

SUMMARY:
Investments, at value			99.3%	$271,008
Other assets in excess of liabilities			0.7%	1,884
Net assets			100.0%	$272,892

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          Abbey National PLC has a fixed coupon rate of 7.35% until 10/15/2006, thereafter the coupon rate will reset every 5 years at the 5-year current month treasury + 178BP, if not called.

(b)         HSBC Capital Funding LP 144A has a fixed coupon rate 10.18% until 06/30/2030, thereafter the coupon rate will reset quarterly at the 3-month US$ LIBOR + 498BP, if not called.

(c)          Husky Oil, Ltd., has a fixed coupon rate of 8.90% until 8/15/2008, thereafter the coupon rate will reset quarterly at the 3-month US$ LIBOR + 550BP, if not called.

(d)         No dividends were paid during the preceding twelve months.

(e)          BNP U.S. Funding LLC, 144A has a fixed coupon rate of 7.74% until 12/05/2007, thereafter the coupon rate will reset quarterly at the 1-week US$ LIBOR + 280BP, if not called.

DEFINITIONS:

144A       144A securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration normally to qualified institutional buyers.  At March 31, 2005, these securities aggregated $5,144 or 1.9% of the net assets of the Fund.

* Aggregate cost for Federal tax purposes is $227,621 Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and an aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $47,646 and $(4,259), respectively. Net unrealized appreciation for tax purposes is $43,387.

TRANSAMERICA PREMIER BOND FUND

Schedule of Investments - March 31, 2005 - (all amounts in thousands) (unaudited)

			Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 23.5%
Fannie Mae	6.00%	08/01/2034	$695	$711
	6.00%	09/01/2034	596	610
U.S. Treasury Bond	5.38%	02/15/2031	1,987	2,166
U.S. Treasury Note	2.88%	11/30/2006	500	493
	3.00%	11/15/2007	1,000	979
	3.50%	12/15/2009	850	826
	4.25%	08/15/2014	775	760
Total U.S. Government Obligations (cost: $6,677)				6,545

CORPORATE DEBT SECURITIES - 72.4%
Amusement & Recreation Services - 2.1%
Harrah’s Operating Co., Inc.	5.50%	07/01/2010	500	509
MGM Mirage	5.88%	02/27/2014	75	71
				580
Beverages - 6.1%
Bottling Group LLC	2.45%	10/16/2006	600	586
Cia Brasileira de Bebidas	8.75%	09/15/2013	120	138
Coca-Cola Enterprises, Inc.	2.50%	09/15/2006	500	489
PepsiAmericas, Inc.	3.88%	09/12/2007	500	494
				1,707
Business Credit Institutions - 2.3%
eircom Funding	8.25%	08/15/2013	150	164
Pemex Finance, Ltd.	9.03%	02/15/2011	425	478
				642
Chemicals & Allied Products - 1.8%
Lubrizol Corp.	5.50%	10/01/2014	350	351
Nalco Co.	7.75%	11/15/2011	150	157
				508
Commercial Banks - 3.2%
BAC Capital Trust VI	5.63%	03/08/2035	378	363
US Bank NA	3.75%	02/06/2009	550	535
				898
Communications Equipment - 1.8%
Motorola, Inc.	4.61%	11/16/2007	500	502

Computer & Office Equipment - 0.9%
Pitney Bowes, Inc.	5.00%	03/15/2015	$250	$248

Drug Stores & Proprietary Stores - 0.9%
CVS Corp.	4.88%	09/15/2014	250	247

Electric Services - 2.3%
Dominion Resources, Inc.(a)	3.66%	11/15/2006	325	323
DPL, Inc.	8.25%	03/01/2007	300	319
				642
Food & Kindred Products - 0.4%
Smithfield Foods, Inc.	7.00%	08/01/2011	100	103

Furniture & Fixtures - 1.8%
Lear Corp.	7.96%	05/15/2005	500	502

Gas Production & Distribution - 1.7%
Atmos Energy Corp.	4.00%	10/15/2009	500	482

Holding & Other Investment Offices - 4.7%
Berkshire Hathaway Finance Corp.	3.40%	07/02/2007	500	493
EOP Operating, LP	8.38%	03/15/2006	500	520
iStar Financial, Inc.	4.88%	01/15/2009	300	297
				1,310
Hotels & Other Lodging Places - 2.4%
Mirage Resorts, Inc.	7.25%	08/01/2017	75	75
Park Place Entertainment Corp.	7.00%	04/15/2013	75	81
Starwood Hotels & Resorts Worldwide, Inc.	7.38%	05/01/2007	500	519
				675
Industrial Machinery & Equipment - 2.1%
John Deere Capital Corp.	3.90%	01/15/2008	600	591

Insurance - 5.6%
Allstate Financial Global Funding II, 144A	2.63%	10/22/2006	550	538
International Lease Finance Corp.	5.63%	06/01/2007	500	513
Wellpoint Health Networks, Inc.	6.38%	06/15/2006	500	513
				1,564

Insurance Agents, Brokers & Service - 1.8%
Metlife, Inc.	3.91%	05/15/2005	$500	$501

Lumber & Wood Products - 1.1%
Weyerhaeuser Co.	7.38%	03/15/2032	250	293

Metal Mining - 1.5%
Phelps Dodge Corp.	9.50%	06/01/2031	281	415

Mortgage Bankers & Brokers - 1.8%
Rio Tinto Finance USA, Ltd.	5.75%	07/03/2006	500	512

Motion Pictures - 1.1%
Time Warner, Inc.	9.13%	01/15/2013	250	309

Oil & Gas Extraction - 2.6%
Chesapeake Energy Corp.	7.00%	08/15/2014	150	155
Husky Oil, Ltd.(a)	8.90%	08/15/2028	270	301
Kerr-McGee Corp.	6.95%	07/01/2024	250	257
				713
Paper & Allied Products - 0.4%
Domtar, Inc.	7.88%	10/15/2011	94	105

Personal Credit Institutions - 2.1%
Capital One Bank	5.00%	06/15/2009	300	302
General Motors Acceptance Corp.	6.75%	01/15/2006	275	277
				579
Petroleum Refining - 2.0%
Amerada Hess Corp.	7.13%	03/15/2033	500	558

Primary Metal Industries - 0.9%
Noranda, Inc.	6.00%	10/15/2015	250	257

Printing & Publishing - 2.1%
News America Holdings, Inc.	7.75%	12/01/2045	500	589

Radio & Television Broadcasting - 1.7%
Chancellor Media Corp.	8.00%	11/01/2008	450	485

Restaurants - 0.5%
Landry’s Restaurants, Inc., 144A	7.50%	12/15/2014	150	146

Security & Commodity Brokers - 4.3%
BNP U.S. Funding LLC, 144A(b)	7.74%	12/29/2049	$500	$540
E*Trade Financial Corp.	8.00%	06/15/2011	150	155
Merrill Lynch & Co., Inc., Series B	6.13%	05/16/2006	500	511
				1,206
Telecommunications - 4.8%
America Movil SA de CV	5.50%	03/01/2014	275	264
Cincinnati Bell, Inc.	8.38%	01/15/2014	75	74
Sprint Capital Corp.	4.78%	08/17/2006	500	503
Telefonica SA	7.35%	09/15/2005	500	509
				1,350
Transportation & Public Utilities - 1.9%
Magellan Midstream Partners, L.P.	6.45%	06/01/2014	250	269
Plains All American Pipeline Co.	5.63%	12/15/2013	250	253
				522
Water Transportation - 1.7%
Royal Caribbean Cruises, Ltd.	8.75%	02/02/2011	415	474

Total Corporate Debt Securities (cost: $20,497)				20,215

Total Investment Securities (cost: $27,174)*				$26,760

SUMMARY:
Investments, at value			95.9%	$26,760
Other assets in excess of liabilities			4.1%	1,138
Net assets			100.0%	$27,898

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          Husky Oil, Ltd., has a fixed coupon rate of 8.90% until 8/15/2008, thereafter the coupon rate will reset quarterly at the 3-month US$ LIBOR + 550BP, if not called.

(b)         BNP U.S. Funding LLC, 144A has a fixed coupon rate 7.74 % until 12/05/2007, thereafter the coupon rate will reset quarterly at the 1-week US$ LIBOR + 280BP, if not called.

DEFINITIONS:

144A                    144A securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration normally to qualified institutional buyers.  At March 31, 2005, these securities aggregated $1,224 or 4.4% of the net assets of the Fund.

* Aggregate cost for Federal tax purposes is $27,446. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and an aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $291 and $(977) respectively. Net unrealized appreciation for tax purposes is $(686).

TRANSAMERICA PREMIER CASH RESERVE FUND

Schedule of Investments - March 31, 2005 - (all amounts in thousands) (unaudited)

			Principal Amount	Value
COMMERCIAL PAPER - 84.2%
Asset-Backed - 3.1%
CAFCO LLC, 144A	2.49%	04/06/2005	$720	$720
	2.52%	04/11/2005	400	400
				1,120
Automotive - 0.7%
Harley-Davidson, Inc., 144A	2.90%	05/18/2005	250	249

Beverages - 5.1%
Anheuser-Busch Cos., Inc.	2.60%	04/18/2005	640	639
	2.72%	05/10/2005	500	499
Coca-Cola Co. (The)	4.00%	06/01/2005	725	727
				1,865
Business Credit Institutions - 10.2%
Caterpillar Financial Services Corp.	4.69%	04/25/2005	400	401
Old Line Funding Corp., 144A	2.58%	04/07/2005	1,000	1,000
	2.61%	04/20/2005	600	599
Paccar Financial Corp.	2.64%	04/29/2005	1,100	1,098
	2.65%	05/04/2005	620	618
				3,716
Chemicals & Allied Products - 5.0%
Procter & Gamble Co., 144A	2.60%	04/26/2005	300	299
	2.69%	05/16/2005	500	498
	2.85%	06/01/2005	250	249
	2.88%	06/07/2005	800	796
				1,842
Commercial Banks - 17.3%
Barclays U.S. Funding Corp.	2.57%	04/05/2005	600	600
	2.72%	05/03/2005	400	399
	2.72%	05/10/2005	600	598
Ranger Funding Co. LLC, 144A	2.78%	04/22/2005	450	449
	2.94%	06/15/2005	1,050	1,044
State Street Corp.	2.72%	04/15/2005	1,100	1,099
	2.79%	05/06/2005	500	499
UBS Finance Delaware LLC	2.70%	05/25/2005	550	548
	2.83%	06/02/2005	800	796

	2.88%	06/15/2005	$300	$298
				6,330
Department Stores - 1.6%
Wal-Mart Stores, Inc., 144A	2.50%	04/12/2005	600	600

Electronic & Other Electric Equipment - 1.4%
Emerson Electric Co., 144A	7.88%	06/01/2005	500	504

Food & Kindred Products - 1.5%
Nestle Capital Corp., 144A	2.64%	04/25/2005	550	549

Insurance - 2.2%
Metlife Funding, Inc.	2.71%	05/20/2005	800	797

Mortgage Bankers & Brokers - 1.8%
Ciesco LLC	2.61%	04/12/2005	650	649

Personal Credit Institutions - 13.0%
American Honda Finance Corp.	2.61%	04/13/2005	1,200	1,199
	2.62%	04/18/2005	500	499
General Electric Capital Corp.	2.46%	04/05/2005	600	600
	2.59%	04/19/2005	500	499
	2.68%	05/09/2005	600	598
Toyota Motor Credit Corp.	2.70%	04/21/2005	1,000	998
	2.75%	04/22/2005	350	349
				4,742
Pharmaceuticals - 4.6%
Pfizer, Inc., 144A	2.10%	04/01/2005	1,000	1,000
	2.74%	05/16/2005	700	698
				1,698
Printing & Publishing - 1.1%
Gannett Co., Inc.	4.95%	04/01/2005	400	400

Public Administration - 4.9%
Quebec Province	2.47%	04/04/2005	550	550
	2.72%	05/09/2005	1,250	1,246
				1,796
Security & Commodity Brokers - 8.0%
Delaware Funding Corp., 144A	2.56%	04/04/2005	650	650
	2.79%	04/27/2005	500	499

Goldman Sachs Group, Inc.	2.70%	04/14/2005	$550	$549
	2.78%	05/11/2005	800	798
	2.83%	05/26/2005	450	448
				2,944
Sovereign Government - 2.7%
Ontario Province	2.40%	04/08/2005	1,000	1,000

Total Commercial Paper (cost: $30,801)				30,801

SHORT-TERM OBLIGATIONS - 6.0%
Caterpillar Financial Services Corp., Series F	3.20%	06/06/2005	590	590
Merrill Lynch & Co., Inc., Series B	3.30%	06/14/2005	600	600
	3.35%	09/21/2005	1,000	1,002
Total Short-Term Obligations
(cost: $2,192)				2,192

CERTIFICATES OF DEPOSIT - 10.2%
Canadian Imperial Bank of Commerce	2.70%	05/02/2005	800	800
	2.68%	05/10/2005	400	400
	2.91%	05/27/2005	600	600
Toronto Dominion Bank, Ltd.	2.75%	05/09/2005	500	500
	2.88%	06/08/2005	720	720
	2.76%	07/05/2005	400	400
Wells Fargo Bank NA	2.80%	05/05/2005	300	300

Total Certificates Of Deposit
(cost: $3,720)				3,720

Total Investment Securities
(cost: $36,713)				$36,713

SUMMARY:
Investments, at value			100.4%	$36,713
Liabilities in excess of other assets			(0.4)%	(137)
Net assets			100.4%	$36,576

DEFINITIONS:

144A       144A securities are registered pursuant to Rule 144A of the securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2005, these securities aggregated $10,803 or 29.5% of the net assets of the Fund.

TRANSAMERICA PREMIER CORE EQUITY FUND (Now Known as Transamerica Diversified Equity Fund)

Schedule of Investments - March 31, 2005 - (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS - 84.7%
Automotive - 2.9%
Harley-Davidson, Inc.	25,000	$1,444
PACCAR, Inc.	20,000	1,448
		2,892
Business Services - 2.1%
First Data Corp.	52,000	2,044

Chemicals & Allied Products - 1.2%
Ecolab, Inc.	35,000	1,157

Commercial Banks - 1.1%
Morgan Chase & Co. (J.P.)	32,000	1,107

Communication - 6.0%
Liberty Media Corp.-Class A	200,000	2,074
Liberty Media International, Inc.-Class A(a)	45,000	1,968
UnitedGlobalCom, Inc.-Class A(a)	130,000	1,230
XM Satellite Radio Holdings, Inc.-Class A(a)	20,000	630
		5,902
Communications Equipment - 1.1%
QUALCOMM, Inc.	30,000	1,099

Computer & Data Processing Services - 5.3%
GTECH Holdings Corp.	80,000	1,882
Intuit, Inc.(a)	28,000	1,226
Microsoft Corp.	35,000	846
NAVTEQ Corp.(a)	20,000	867
SkillSoft PLC- ADR(a)	101,000	372
		5,193
Computer & Office Equipment - 4.0%
Diebold, Inc.	20,000	1,097
Sandisk Corp.(a)	102,000	2,836
		3,933
Department Stores - 1.6%
TJX Cos., Inc.	65,000	1,601

Electronic & Other Electric Equipment - 1.8%
General Electric Co.	50,000	1,803

Engineering & Management Services - 1.6%
Jacobs Engineering Group, Inc.(a)	30,000	1,558

Fabricated Metal Products - 1.5%
Gillette Co. (The)	30,000	1,514

Holding & Other Investment Offices - 2.9%
Plum Creek Timber Co., Inc.	80,000	$2,856

Hotels & Other Lodging Places - 2.9%
Marriott International, Inc.-Class A	25,000	1,671
MGM Mirage, Inc.(a)	17,000	1,204
		2,875
Industrial Machinery & Equipment - 9.3%
American Standard Cos., Inc.	15,000	697
Caterpillar, Inc.	20,000	1,829
Donaldson Co., Inc.	40,000	1,291
Graco, Inc.	40,000	1,614
Illinois Tool Works, Inc.	15,000	1,343
Kennametal, Inc.	50,000	2,374
		9,148
Insurance - 5.2%
Berkshire Hathaway, Inc.-Class B(a)	300	857
Progressive Corp. (The)	17,000	1,560
WellPoint, Inc.(a)	22,000	2,758
		5,175
Insurance Agents, Brokers & Service - 0.1%
Willis Group Holdings, Ltd.	4,000	147

Management Services - 2.1%
ServiceMaster Co. (The)	150,000	2,025

Manufacturing Industries - 3.1%
International Game Technology	65,000	1,733
Mattel, Inc.	60,000	1,281
		3,014
Medical Instruments & Supplies - 1.6%
Zimmer Holdings, Inc.(a)	20,000	1,556

Motor Vehicles, Parts & Supplies - 1.5%
BorgWarner, Inc.	30,000	1,460

Oil & Gas Extraction - 2.3%
Anadarko Petroleum Corp.	15,000	1,142
Apache Corp.	18,000	1,102
		2,244
Paper & Allied Products - 2.2%
3M Co.	25,000	2,142

Paperboard Containers & Boxes - 1.4%
Packaging Corp. of America	55,000	1,336

Personal Services - 2.8%
Jackson Hewitt Tax Service, Inc.	60,000	1,255
Weight Watchers International, Inc.(a)	34,500	1,483
		2,738

Pharmaceuticals - 0.9%
Amgen, Inc.(a)	15,000	$873

Primary Metal Industries - 1.3%
Hubbell, Inc.-Class B	25,000	1,278

Printing & Publishing - 1.9%
McGraw-Hill Cos., Inc. (The)	22,000	1,920

Restaurants - 2.3%
IHOP Corp.	48,000	2,289

Retail Trade - 2.1%
Staples, Inc.	66,000	2,074

Rubber & Misc. Plastic Products - 1.1%
Sealed Air Corp.(a)	20,000	1,039

Security & Commodity Brokers - 1.5%
American Express Co.	10,000	514
Chicago Mercantile Exchange	5,000	970
		1,484
Telecommunications - 1.4%
Verizon Communications, Inc.	40,000	1,420

Transportation & Public Utilities - 0.5%
Expeditors International of Washington, Inc.	10,000	536

Trucking & Warehousing - 2.8%
United Parcel Service, Inc.-Class B	38,000	2,764

Wholesale Trade Durable Goods - 1.3%
Grainger (W.W.), Inc.	20,000	1,245

Total Common Stocks
(cost: $74,986)		83,441
Total Investment Securities
(cost: $74,986)*		$83,441

SUMMARY:
Investments, at value	84.7%	$83,441
Other assets in excess of liabilities	15.3%	15,053
Net assets	100.0%	$98,494

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          No dividends were paid during the preceding twelve months.

DEFINITIONS:

ADR - American Depositary Receipt

* Aggregate cost for Federal tax purposes is $74,983. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and an aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $9,998 and $(1,540), respectively. Net unrealized appreciation for tax purposes is $8,458.

TRANSAMERICA PREMIER EQUITY FUND

Schedule of Investments - March 31, 2005 - (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Business Services - 10.6%
eBay, Inc.(a)	140,000	$5,216
First Data Corp.	235,000	9,238
Moody’s Corp.	90,000	7,277
		21,731
Chemicals & Allied Products - 3.9%
Praxair, Inc.	165,000	7,897

Communication - 7.0%
Liberty Media International, Inc.-Class A(a)	175,000	7,654
XM Satellite Radio Holdings, Inc.-Class A(a)	210,000	6,615
		14,269
Communications Equipment - 5.6%
QUALCOMM, Inc.	315,000	11,545

Computer & Data Processing Services - 7.5%
Intuit, Inc.(a)	155,000	6,784
Microsoft Corp.	350,000	8,459
		15,243
Computer & Office Equipment - 5.8%
Lexmark International, Inc.(a)	70,000	5,598
Sandisk Corp.(a)	225,000	6,255
		11,853
Drug Stores & Proprietary Stores - 3.8%
Walgreen Co.	175,000	7,774

Fabricated Metal Products - 3.7%
Gillette Co. (The)	150,000	7,572

Hotels & Other Lodging Places - 5.7%
Marriott International, Inc.-Class A	90,000	6,017
MGM Mirage, Inc.(a)	80,000	5,666
		11,683
Insurance - 5.5%
WellPoint, Inc.(a)	90,000	11,282

Management Services - 3.5%
Paychex, Inc.	215,000	7,056

Manufacturing Industries - 3.1%
International Game Technology	235,000	6,265

Medical Instruments & Supplies - 3.8%
Zimmer Holdings, Inc.(a)	100,000	$7,781

Personal Services - 3.0%
Weight Watchers International, Inc.(a)	141,000	6,060

Pharmaceuticals - 7.7%
Allergan, Inc.	105,000	7,294
Genentech, Inc.(a)	150,000	8,492
		15,786
Retail Trade - 4.0%
Staples, Inc.	260,000	8,172

Security & Commodity Brokers - 2.8%
Chicago Mercantile Exchange	30,000	5,821

Transportation & Public Utilities - 3.4%
Expeditors International of Washington, Inc.	130,000	6,962

Trucking & Warehousing - 4.4%
United Parcel Service, Inc.-Class B	125,000	9,093

Variety Stores - 3.4%
Wal-Mart Stores, Inc.	140,000	7,015

Total Common Stocks
(cost: $156,580)		200,860
Total Investment Securities
(cost: $156,580)*		$200,860

SUMMARY:
Investments, at value	98.2%	$200,860
Other assets in excess of liabilities	1.8%	3,642
Net assets	100.0%	$204,502

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

* Aggregate cost for Federal tax purposes is $157,438. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and an aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $46,926 and $(3,504), respectively. Net unrealized appreciation for tax purposes is $43,422.

TRANSAMERICA PREMIER FOCUS FUND

Schedule of Investments - March 31, 2005 - (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS - 90.5%
Chemicals & Allied Products - 5.4%
Praxair, Inc.	103,000	$4,930

Communication - 8.6%
Liberty Media International, Inc.-Class A(a)	81,916	3,583
UnitedGlobalCom, Inc.-Class A(a)	450,000	4,257
		7,840
Computer & Data Processing Services - 19.6%
GTECH Holdings Corp.	270,000	6,353
Intuit, Inc.(a)	100,000	4,377
RealNetworks, Inc.(a)	710,000	4,104
SkillSoft PLC- ADR(a)	816,000	3,003
		17,837
Computer & Office Equipment - 4.6%
Sandisk Corp.(a)	150,000	4,170

Electronic & Other Electric Equipment - 3.4%
Gemstar-TV Guide International, Inc.(a)	720,000	3,132

Furniture & Home Furnishings Stores - 3.5%
Tuesday Morning Corp.(a)	111,500	3,219

Holding & Other Investment Offices - 4.1%
Plum Creek Timber Co., Inc.	103,500	3,695

Insurance - 4.8%
WellPoint, Inc.(a)	35,000	4,387

Management Services - 5.3%
ServiceMaster Co. (The)	360,000	4,860

Manufacturing Industries - 3.5%
International Game Technology	120,500	3,212

Medical Instruments & Supplies - 3.0%
Zimmer Holdings, Inc.(a)	35,000	2,723

Personal Services – 7.8%
Jackson Hewitt Tax Service, Inc.	135,000	2,824
Weight Watchers International, Inc.(a)	100,000	4,298
		7,122
Pharmaceuticals - 7.6%
Allergan, Inc.	59,000	4,099
Genentech, Inc.(a)	50,000	2,830
		6,929

Restaurants - 6.3%
IHOP Corp.	120,000	$5,722

Retail Trade - 3.0%
Blue Nile, Inc.(a)	100,000	2,765

Total Common Stocks
(cost: $71,042)		82,543
Total Investment Securities
(cost: $71,042)*		$82,543

SUMMARY:
Investments, at value	90.5%	$82,543
Other assets in excess of liabilities	9.5%	8,623
Net assets	100.0%	$91,166

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

DEFINITIONS:

ADR - American Depositary Receipt

* Aggregate cost for Federal tax purposes is $71,050. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and an aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $14,264 and $(2,771), respectively. Net unrealized appreciation for tax purposes is $11,493.

TRANSAMERICA PREMIER GROWTH OPPORTUNITIES FUND

Schedule of Investments - March 31, 2005 - (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Communication - 3.8%
Global Payments, Inc.	68,000	$4,385

Computer & Data Processing Services - 18.6%
GTECH Holdings Corp.	275,000	6,471
McAfee, Inc.(a)	105,000	2,369
NAVTEQ Corp.(a)	62,000	2,688
RealNetworks, Inc.(a)	1,137,500	6,575
SkillSoft PLC- ADR(a)	949,500	3,494
		21,597
Computer & Office Equipment - 4.7%
Sandisk Corp.(a)	195,000	5,421

Electronic & Other Electric Equipment - 3.4%
Gemstar-TV Guide International, Inc.(a)	900,000	3,915

Furniture & Home Furnishings Stores - 5.0%
Tuesday Morning Corp.(a)	200,000	5,774

Industrial Machinery & Equipment - 3.6%
Graco, Inc.	104,000	4,197

Management Services - 5.2%
ServiceMaster Co.(The)	445,000	6,007

Medical Instruments & Supplies - 5.2%
Techne Corp.(a)	150,000	6,027

Paperboard Containers & Boxes - 4.2%
Packaging Corp. of America	200,000	4,858

Personal Credit Institutions - 4.9%
Financial Federal Corp.	160,000	5,659

Personal Services - 9.0%
Jackson Hewitt Tax Service, Inc.	205,000	4,289
Weight Watchers International, Inc.(a)	145,000	6,232
		10,521
Restaurants - 6.3%
IHOP Corp.	155,000	7,390

Retail Trade - 3.0%
Blue Nile, Inc.(a)	125,000	3,456

Security & Commodity Brokers - 4.8%
BlackRock, Inc. - Class A	75,000	$5,620

Stone, Clay & Glass Products - 5.3%
Gentex Corp.	195,000	6,221

Transportation & Public Utilities - 10.8%
CH Robinson Worldwide, Inc.	120,000	6,184
Expeditors International of Washington, Inc.	118,000	6,319
		12,503
Total Common Stocks
(cost: $89,103)		113,551
Total Investment Securities
(cost: $89,103)*		$113,551

SUMMARY:
Investments, at value	97.8%	$113,551
Other assets in excess of liabilities	2.2%	2,564
Net assets	100.0%	$116,115

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

DEFINITIONS:

ADR - American Depositary Receipt

* Aggregate cost for Federal tax purposes is $89,127. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and an aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $27,060 and $(2,636), respectively. Net unrealized appreciation for tax purposes is $24,424.

TRANSAMERICA PREMIER HIGH YIELD BOND FUND

Schedule of Investments - March 31, 2005 - (all amounts in thousands) (unaudited)

			Principal Amount	Value
CORPORATE DEBT SECURITIES - 86.0%
Aerospace - 1.4%
Bombardier, Inc., 144A	6.75%	05/01/2012	$1,000	$892
Vought Aircraft Industries, Inc.	8.00%	07/15/2011	1,000	990
				1,882

Agriculture - 0.8%
Dole Food Co., Inc.	8.88%	03/15/2011	58	63
Michael Foods, Inc.	8.00%	11/15/2013	1,000	1,045
				1,108

Amusement & Recreation Services - 4.0%
Boyd Gaming Corp.	6.75%	04/15/2014	1,000	992
Six Flags, Inc.	9.75%	04/15/2013	1,000	937
Speedway Motorsports, Inc.	6.75%	06/01/2013	1,500	1,522
Station Casinos, Inc.	6.88%	03/01/2016	1,000	1,006
Warner Music Group	7.38%	04/15/2014	1,000	1,035
				5,492

Apparel Products - 0.8%
Norcross Safety Products LLC/Norcross Capital Corp, Series B	9.88%	08/15/2011	1,000	1,065

Automotive Dealers & Service Stations - 2.2%
Asbury Automotive Group, Inc.	8.00%	03/15/2014	1,000	975
Group 1 Automotive, Inc.	8.25%	08/15/2013	1,000	1,015
Petro Stopping Centers, LP / Petro Financial Corp.	9.00%	02/15/2012	1,000	1,035
				3,025

Beverages - 0.8%
Cia Brasileira de Bebidas	8.75%	09/15/2013	1,000	1,150

Business Credit Institutions - 1.2%
eircom Funding	8.25%	08/15/2013	1,500	1,639

Business Services - 0.8%
Aearo Co. I	8.25%	04/15/2012	1,000	1,060

Chemicals & Allied Products - 1.7%
Innophos, Inc., 144A	8.88%	08/15/2014	$1,000	$1,055
Resolution Performance Products LLC/RPP Capital Corp.	8.00%	12/15/2009	1,000	1,055
Rockwood Specialties Group, Inc., 144A	7.50%	11/15/2014	250	251
				2,361

Communication - 6.3%
American Tower Corp.	7.13%	10/15/2012	1,000	1,000
CCO Holdings LLC/CCO Holdings Capital Corp., 144A(a)	7.14%	12/15/2010	1,000	995
Echostar DBS Corp., 144A	6.63%	10/01/2014	1,000	971
Intelsat Bermuda, Ltd., 144A	8.25%	01/15/2013	2,000	2,030
Kabel Deutschland GmbH, 144A	10.63%	07/01/2014	2,000	2,220
MediaCom LLC/Cap Corp.	9.50%	01/15/2013	1,000	1,002
Rogers Cable, Inc.	6.75%	03/15/2015	500	495
				8,713

Communications Equipment - 1.5%
American Towers, Inc.	7.25%	12/01/2011	1,000	1,037
New Skies Satellites NV, 144A	9.13%	11/01/2012	1,000	1,025
				2,062

Drug Stores & Proprietary Stores - 0.7%
Jean Coutu Group, Inc.	8.50%	08/01/2014	1,000	976

Electric Services - 1.8%
Dynegy Holdings, Inc., 144A	10.13%	07/15/2013	1,000	1,095
Reliant Energy, Inc.	6.75%	12/15/2014	1,500	1,406
				2,501

Electronic Components & Accessories - 0.7%
STATS ChipPAC, Ltd., 144A	6.75%	11/15/2011	1,000	950

Finance - 8.2%
American Real Estate Partners, LP	8.13%	06/01/2012	1,500	1,560

Dow Jones, 144A	10.50%	12/29/2009	5,000	4,769
TRAINS, Series HY-2004, Class 1, 144A(a)	8.21%	08/01/2015	4,709	4,900
				11,229

Food & Kindred Products - 4.3%
Burns Philp Capital Property, Ltd./Burns Philp Capital US, Inc.	9.75%	07/15/2012	$2,000	$2,190
Doane Pet Care Co.	9.75%	05/15/2007	1,000	985
PSF Group Holdings, Inc.	9.25%	06/15/2011	1,000	1,077
Reddy Ice Group, Inc.	8.88%	08/01/2011	1,500	1,676
				5,928

Food Stores - 1.4%
Stater Brothers Holdings, Inc.	8.13%	06/15/2012	2,000	1,940

Gas Production & Distribution - 1.4%
EL Paso Energy Corp.	7.75%	01/15/2032	1,000	947
EL Paso Production Holding Co.	7.75%	06/01/2013	1,000	1,017
				1,964

Health Services - 0.4%
Genesis HealthCare Corp.	8.00%	10/15/2013	500	548

Hotels & Other Lodging Places - 5.8%
Intrawest Corp.	7.50%	10/15/2013	1,500	1,511
John Q. Hammons Hotels, Inc., Series B	8.88%	05/15/2012	1,500	1,616
Mandalay Resort Group	6.38%	12/15/2011	1,000	1,015
Vail Resorts, Inc.	6.75%	02/15/2014	2,000	1,970
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 144A	6.63%	12/01/2014	2,000	1,910
				8,022

Industrial Machinery & Equipment - 3.0%
Case New Holland, Inc., 144A	9.25%	08/01/2011	1,000	1,070
Douglas Dynamics LLC, 144A	7.75%	01/15/2012	1,000	985
Goodman Global Holding Co., Inc., 144A	7.88%	12/15/2012	1,000	920
Mueller Group, Inc.	10.00%	05/01/2012	1,000	1,085
				4,060

Lumber & Other Building Materials - 0.7%
Nortek, Inc.	8.50%	09/01/2014	1,000	970

Lumber & Wood Products - 0.7%
Ainsworth Lumber Co., Ltd., 144A(a)	6.84%	10/01/2010	1,000	1,020

Manufacturing Industries - 1.1%
K2, Inc.	7.38%	07/01/2014	$1,400	$1,456

Mortgage Bankers & Brokers - 4.4%
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp., 144A(b)	0.00%	10/01/2014	1,625	1,146
Da-Lite Screen Co., Inc.	9.50%	05/15/2011	500	545
Innophos Investments Holdings, Inc., 144A(a)	10.77%	02/15/2015	1,000	995
Nalco Finance Holdings, Inc.(c)	0.00%	02/01/2014	1,796	1,365
Valor Telecommunications Enterprises LLC/Finance Corp., 144A	7.75%	02/15/2015	1,000	1,000
Virgin River Casino Corp., 144A	9.00%	01/15/2012	1,000	1,050
				6,101

Motion Pictures - 0.7%
AMC Entertainment, Inc.	8.00%	03/01/2014	1,000	960

Oil & Gas Extraction - 5.4%
Chesapeake Energy Corp.	6.88%	01/15/2016	1,500	1,523
Comstock Resources, Inc.	6.88%	03/01/2012	1,250	1,250
Delta Petroleum Corp., 144A	7.00%	04/01/2015	1,000	970
Energy Partners, Ltd.	8.75%	08/01/2010	1,000	1,075
Mission Resources Corp.	9.88%	04/01/2011	1,000	1,070
Petrobras International Finance Co.	7.75%	09/15/2014	1,500	1,478
				7,366

Paper & Allied Products - 1.9%
Graphic Packaging International Corp.	9.50%	08/15/2013	1,500	1,598
Intertape Polymer US, Inc.	8.50%	08/01/2014	1,000	988
				2,586

Paperboard Containers & Boxes - 0.7%
Graham Packaging Co., Inc., 144A	9.88%	10/15/2014	1,000	1,005

Petroleum Refining - 0.8%
Premcor Refining Group (The), Inc.	9.25%	02/01/2010	1,000	1,105

Primary Metal Industries - 1.9%
Edgen Acquisition Corp., 144A	9.88%	02/01/2011	1,000	1,008

IMCO Recycling Escrow, Inc., 144A	9.00%	11/15/2014	$250	$264
Novelis, Inc., 144A	7.25%	02/15/2015	500	493
Valmont Industries, Inc.	6.88%	05/01/2014	850	846
				2,611

Printing & Publishing - 1.5%
Jostens IH Corp.	7.63%	10/01/2012	2,000	1,990

Restaurants - 2.8%
Carrols Corp., 144A	9.00%	01/15/2013	1,000	1,035
Denny’s Corp./Denny’s Holdings, Inc., 144A	10.00%	10/01/2012	1,250	1,319
Landry’s Restaurants, Inc., 144A	7.50%	12/15/2014	1,500	1,463
				3,817

Security & Commodity Brokers - 1.8%
American Real Estate Partners, LP/American Real Estate Finance Corp., 144A	7.13%	02/15/2013	1,000	985
E*Trade Financial Corp.	8.00%	06/15/2011	1,500	1,553
				2,538

Stone, Clay & Glass Products - 0.8%
Owens-Brockway	8.25%	05/15/2013	1,000	1,063

Telecommunications - 6.5%
Cincinnati Bell, Inc.	8.38%	01/15/2014	1,500	1,485
Horizon PCS, Inc., 144A	11.38%	07/15/2012	1,000	1,140
MCI, Inc.	6.91%	05/01/2007	1,500	1,530
Millicom International Cellular, 144A	10.00%	12/01/2013	1,000	1,025
Nextel Partners, Inc.	8.13%	07/01/2011	1,500	1,601
Qwest Corp., 144A	7.88%	09/01/2011	1,000	1,035
UbiquiTel Operating Co., 144A	9.88%	03/01/2011	1,000	1,108
				8,924

Water Transportation - 1.9%
Gulfmark Offshore, Inc., 144A	7.75%	07/15/2014	1,000	1,035
Horizon Lines LLC, 144A	9.00%	11/01/2012	500	535
Hornbeck Offshore Services, Inc.	6.13%	12/01/2014	1,000	990
				2,560

Wholesale Trade Durable Goods - 0.4%
Leslie’s Poolmart, 144A	7.75%	02/01/2013	$500	$508

Wholesale Trade Nondurable Goods - 2.8%
DIMON, Inc.	9.63%	10/15/2011	1,000	1,134
Domino’s, Inc.	8.25%	07/01/2011	1,459	1,532
Standard Commercial Corp.	8.00%	04/15/2012	1,000	1,155
				3,821

Total Corporate Debt Securities
(cost: $116,189)				118,076

CONVERTIBLE BONDS - 10.6%
Aerospace - 0.7%
Armor Holdings, Inc.(d)	2.00%	11/01/2024	1,000	960

Business Services - 0.7%
Reddy Ice Holdings, Inc., 144A(e)	0.00%	11/01/2012	1,250	900

Commercial Banks - 0.8%
Euronet Worldwide, Inc., 144A	1.63%	12/15/2024	1,000	1,037

Communications Equipment - 0.5%
Inmarsat Finance PLC(f)	0.00%	11/15/2012	1,000	710

Computer & Data Processing Services - 2.4%
Openwave Systems, Inc.	2.75%	09/09/2008	1,500	1,489
Overstock.com, Inc.	3.75%	12/01/2011	1,000	921
Terremark Worldwide, Inc.	9.00%	06/15/2009	1,000	925
				3,335

Computer & Office Equipment - 0.7%
Scientific Games Corp., 144A	75.00%	12/01/2024	1,000	975

Electronic Components & Accessories - 0.8%
Pixelworks, Inc.	1.75%	05/15/2024	1,500	1,131

Manufacturing Industries - 0.9%
International Game Technology	0.00%	01/29/2033	2,000	1,292

Mortgage Bankers & Brokers - 0.7%
Virgin River Casino Corp./RBG LLC/B&BB, Inc., 144A(g)	0.00%	01/15/2013	$1,500	$975

Retail Trade - 1.1%
Dick’s Sporting Goods, Inc.(h)	1.61%	02/18/2024	2,000	1,470

Security & Commodity Brokers - 0.7%
Blackrock, Inc./New York, 144A	2.63%	02/15/2035	1,000	994

Water Transportation - 0.6%
Royal Caribbean Cruises, Ltd.	0.00%	02/02/2021	1,500	795

Total Convertible Bonds
(cost: $15,492)				14,574

Total Investment Securities
(cost: $131,681)*				$132,650

SUMMARY:
Investments, at value			96.6%	$132,650
Other assets in excess of liabilities			3.4%	4,611
Net assets			100.0%	$137,261

NOTES TO SCHEDULE OF INVESTMENTS:

(a)           Floating or variable rate note. Rate is listed as of March 31, 2005.

(b)           Securities are stepbonds. Crystal US Holdings 3 LLC has a coupon rate of 0.00% until 10/01/2009, thereafter a coupon rate 10.50%.

(c)           Securities are stepbonds. Nalco Finance Holdings, Inc. has a coupon rate of 0.00% until 02/01/2009, thereafter the coupon rate will be 9.00%.

(d)           Securities are stepbonds. Armor Holding, Inc. has a coupon rate of 2.00% until 11/01/2011, thereafter the coupon rate will be 0.00%.

(e)           Securities are stepbonds. Reddy Ice Holdings has a coupon rate of 0.00% until 11/01/2008, thereafter the coupon rate will be 10.50%.

(f)            Securities are stepbonds.  Inmarsat Finance PLC has a coupon rate of 0.00% until 11/15/2008, thereafter the coupon rate will be 10.38%.

(g)           Securities are stepbonds. Virgin River Casino Corp. has a coupon rate of 0.00% until 01/15/2009, thereafter the coupon rate will be 12.75%.

(h)           Securities are stepbonds. Dick’s Sporting Goods, Inc. has a coupon rate of 1.61% until 02/18/2009, thereafter the coupon rate will be 0.00%.

DEFINITIONS:

144A

144A securities are registered pursuant to Rule 144A of the securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2005, these securities aggregated $51,058 or 37.2% of the net assets of the Fund.

* Aggregate cost for Federal tax purposes is $132,044. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and an aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $3,387 and $(2,781), respectively. Net unrealized appreciation for tax purposes is $606.

Transamerica Premier Index Fund

Effective November 11, 2002 (the “Conversion Date”), the Fund began investing all of its investable assets in interests of the State Street Equity 500 Index Portfolio (the “Portfolio”) which is organized in a “Master-Feeder” structure. The investment objective and policies of the Portfolio are similar to the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (3.77% at March 31, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The portfolio of investments of the Portfolio follow.

Transamerica Premier Index Fund

Schedule of Investments - March 31, 2005 (all amounts in thousands) (unaudited)

Value
Investment in the State Street Equity 500 Index Portfolio	$101,737

Total Investments (100%) (Cost $85,527)	$101,737

STATE STREET EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

MARCH 31, 2005 (UNAUDITED)

	SHARES	MARKET VALUE (000)
COMMON STOCKS — 97.67%
CONSUMER DISCRETIONARY — 10.90%
AutoNation, Inc. (a)	63,100	$1,195
AutoZone, Inc. (a)	18,587	1,593
Bed Bath & Beyond, Inc. (a)	71,814	2,624
Best Buy Co., Inc.	76,621	4,138
Big Lots, Inc. (a)	28,738	345
Black & Decker Corp.	19,233	1,519
Brunswick Corp.	22,929	1,074
Carnival Corp. (b)	129,319	6,700
Centex Corp.	29,676	1,700
Circuit City Stores, Inc.	48,139	773
Clear Channel Communications, Inc.	130,065	4,483
Coach, Inc. (a)	46,700	2,645
Comcast Corp. (a)	539,767	18,233
Cooper Tire & Rubber Co. (b)	18,137	333
Dana Corp.	36,349	465
Darden Restaurants, Inc.	37,510	1,151
Delphi Corp.	133,967	600
Dillard’s, Inc. Class A (b)	19,453	523
Dollar General Corp. (b)	78,215	1,714
Dow Jones & Co., Inc.	19,526	730
Eastman Kodak Co. (b)	68,437	2,228
eBay, Inc. (a)	296,120	11,033
Family Dollar Stores, Inc.	40,068	1,216
Federated Department Stores, Inc.	40,376	2,570
Ford Motor Co.	446,755	5,062
Fortune Brands, Inc.	34,366	2,771
Gannett Co., Inc.	61,138	4,835
Gap, Inc.	182,030	3,976
General Motors Corp. (b)	135,273	3,976
Genuine Parts Co.	41,693	1,813
Goodyear Tire & Rubber Co. (a) (b)	43,242	577
Harley-Davidson, Inc. (b)	70,138	4,051
Harrah’s Entertainment, Inc.(b)	26,733	1,726
Hasbro, Inc.	42,787	875
Hilton Hotels Corp.	92,143	2,059
Home Depot, Inc.	535,557	20,480
International Game Technology	82,252	2,193
Interpublic Group of Cos., Inc. (a)	100,977	1,240
JC Penney & Co., Inc.	68,188	3,540
Johnson Controls, Inc.	45,396	2,531
Jones Apparel Group, Inc.	29,379	984
KB HOME	11,031	1,296
Knight-Ridder, Inc.	18,391	1,237
Kohl’s Corp. (a)	82,410	4,255
Leggett & Platt, Inc. (b)	45,554	1,316
Limited Brands (b)	96,969	2,356
Liz Claiborne, Inc.	25,941	1,041
Lowe’s Cos., Inc.	189,023	10,791
Marriot International, Inc. Class A	49,839	3,332
Mattel, Inc.	99,045	2,115
May Department Stores Co.	69,667	2,579
Maytag Corp. (b)	19,329	270
McDonald’s Corp.	311,353	9,696
McGraw-Hill, Inc.	46,513	4,058
Meredith Corp. (b)	11,947	559
New York Times Co. Class A	34,745	1,271
Newell Rubbermaid, Inc. (b)	65,621	1,440
NIKE, Inc. Class B	56,613	4,716
Nordstrom, Inc.	32,538	1,802
Office Depot, Inc. (a)	74,470	1,652
OfficeMax, Inc. (b)	22,319	748
Omnicom Group, Inc.	44,517	3,941
Pulte Homes, Inc.	29,936	2,204
RadioShack Corp. (b)	37,853	927
Reebok International, Ltd.	14,471	641
Reynolds American, Inc. (b)	29,140	2,348
Sears Holdings Corp. (a) (b)	24,952	3,323
Sherwin-Williams Co.	33,770	1,486
Snap-On, Inc.	14,348	456
Stanley Works	19,732	893
Staples, Inc.	118,850	3,735
Starbucks Corp. (a)	97,526	5,038
Starwood Hotels & Resorts Worldwide, Inc. Class B	51,812	3,110
Target Corp.	218,957	10,952
Tiffany & Co.	34,768	1,200
Time Warner, Inc. (a)	1,121,047	19,674
TJX Cos., Inc. (b)	115,013	2,833
Toys “R” Us, Inc. (a)	51,369	1,323
Tribune Co.	75,855	3,024
Univision Communications, Inc. Class A (a)	77,118	2,135
V.F. Corp.	26,488	1,567
Viacom, Inc. Class B	416,397	14,503
Visteon Corp. (b)	30,453	174
Walt Disney Co.	500,073	14,367
Wendy’s International, Inc.	27,167	1,061
Whirlpool Corp.	15,866	1,075
Yum! Brands, Inc.	70,522	3,654
		294,448
CONSUMER STAPLES — 10.01%
Alberto Culver Co. Class B	21,658	1,037
Albertson’s, Inc. (b)	87,813	1,813
Altria Group, Inc.	503,964	32,954
Anheuser-Busch Cos., Inc.	188,567	8,936
Archer-Daniels-Midland Co.	157,267	3,866
Avon Products, Inc.	113,348	4,867
Brown-Forman Corp. Class B	23,182	1,269
Campbell Soup Co.	81,483	2,365
Clorox Co.	36,310	2,287
Coca-Cola Co.	552,335	23,016
Coca-Cola Enterprises, Inc.	89,000	1,826
Colgate-Palmolive Co.	128,235	6,690
ConAgra Foods, Inc.	122,746	3,317

	SHARES	MARKET VALUE (000)
CONSUMER STAPLES — (CONTINUED)
Costco Wholesale Corp.	115,251	$5,092
CVS Corp.	97,592	5,135
General Mills, Inc.	90,064	4,427
Gillette Co.	242,344	12,234
H.J. Heinz Co.	83,420	3,073
Hershey Foods Corp.	54,208	3,277
Kellogg Co.	86,829	3,757
Kimberly-Clark Corp.	116,364	7,649
Kroger Co. (a)	176,422	2,828
McCormick & Co., Inc.	32,900	1,133
Molson Coors Brewing Co., Class B (b)	19,644	1,516
Pepsi Bottling Group, Inc.	50,453	1,405
PepsiCo, Inc.	409,310	21,706
Procter & Gamble Co.	614,522	32,570
Safeway, Inc. (a)	106,793	1,979
Sara Lee Corp.	192,617	4,268
SuperValu, Inc.	32,060	1,069
Sysco Corp.	153,081	5,480
UST Corp.	39,447	2,039
Wal-Mart Stores, Inc.	826,628	41,422
Walgreen Co.	249,810	11,097
Wrigley Wm., Jr. Co.	48,516	3,181
		270,580
ENERGY — 8.25%
Amerada Hess Corp. (b)	22,202	2,136
Anadarko Petroleum Corp.	59,254	4,509
Apache Corp.	79,630	4,876
Ashland, Inc.	16,980	1,146
Baker Hughes, Inc.	82,480	3,669
BJ Services Co.	38,555	2,000
Burlington Resources, Inc.	93,856	4,699
ChevronTexaco Corp.	512,794	29,901
ConocoPhillips	169,741	18,305
Devon Energy Corp.	116,222	5,550
EOG Resources, Inc.	56,568	2,757
ExxonMobil Corp.	1,558,002	92,857
Halliburton Co.	123,086	5,323
Kerr-McGee Corp.	40,536	3,175
Marathon Oil Corp.	84,634	3,971
Nabors Industries, Ltd. (a)	35,715	2,112
National Oilwell Varco, Inc. (a)	40,000	1,868
Noble Corp.	32,323	1,817
Occidental Petroleum Corp.	97,523	6,941
Rowan Cos., Inc.	25,639	767
Schlumberger, Ltd.	144,307	10,171
Sunoco, Inc.	17,028	1,763
Transocean, Inc. (a)	76,795	3,952
Unocal Corp.	66,888	4,126
Valero Energy Corp.	62,600	4,587
		222,978
FINANCIALS — 19.31%
ACE, Ltd.	67,855	2,800
AFLAC, Inc.	120,816	4,502
Allstate Corp.	165,707	8,958
Ambac Financial Group, Inc.	25,947	1,940
American Express Co.	286,473	14,716
American International Group, Inc.	634,283	35,146
AmSouth Bancorp	84,719	2,198
AON Corp.	75,523	1,725
Apartment Investment & Management Co. Class A	22,600	841
Archstone-Smith Trust	46,700	1,593
Bank of America Corp.	989,100	43,619
Bank of New York Co., Inc.	189,979	5,519
BB&T Corp.	132,218	5,167
Bear Stearns Cos., Inc.	27,399	2,737
Capital One Financial Corp.	60,915	4,555
Charles Schwab Corp.	285,293	2,998
Chubb Corp.	45,739	3,626
Cincinnati Financial Corp.	40,100	1,749
CIT Group, Inc.	50,200	1,908
Citigroup, Inc.	1,274,971	57,297
Comerica, Inc.	40,732	2,244
Compass Bancshares, Inc. (b)	29,300	1,330
Countrywide Financial Corp.	138,986	4,512
E*Trade Financial Corp. (a)	88,800	1,066
Equity Office Properties Trust	96,241	2,900
Equity Residential	67,507	2,174
Fannie Mae	236,529	12,879
Federal Home Loan Mortgage Corp	168,246	10,633
Federated Investors, Inc. Class B	25,600	725
Fifth Third Bancorp (b)	128,000	5,501
First Horizon National Corp. (b)	29,417	1,200
Franklin Resources, Inc.	49,044	3,367
Golden West Financial Corp. (b)	69,822	4,224
Goldman Sachs Group, Inc.	109,300	12,022
Hartford Financial Services Group, Inc.	72,188	4,949
Huntington Bancshares, Inc.	55,154	1,318
J.P. Morgan Chase & Co.	865,819	29,957
Janus Capital Group, Inc. (b)	56,319	786
Jefferson-Pilot Corp.	32,560	1,597
KeyCorp	97,009	3,148
Lehman Brothers Holdings, Inc	67,818	6,386
Lincoln National Corp.	41,631	1,879
Loews Corp.	39,714	2,921
M & T Bank Corp.	24,600	2,511
Marsh & McLennan Cos., Inc.	126,536	3,849
Marshall & Ilsley Corp.	52,292	2,183
MBIA, Inc.	33,558	1,754
MBNA Corp.	311,802	7,655
Mellon Financial Corp.	101,123	2,886
Merrill Lynch & Co., Inc.	227,427	12,872

	SHARES	MARKET VALUE (000)
FINANCIALS — (CONTINUED)
MetLife, Inc.	177,607	$6,944
MGIC Investment Corp. (b)	23,062	1,422
Moody’s Corp.	35,265	2,852
Morgan Stanley	271,643	15,552
National City Corp.	146,391	4,904
North Fork Bancorp, Inc.	112,335	3,116
Northern Trust Corp.	52,340	2,274
Plum Creek Timber Co., Inc.	43,780	1,563
PNC Financial Services Group, Inc.	67,447	3,472
Principal Financial Group, Inc	73,250	2,819
Progressive Corp.	48,847	4,482
ProLogis	43,900	1,629
Providian Financial Corp. (a)	69,973	1,201
Prudential Financial, Inc.	128,500	7,376
Regions Financial Corp.	110,909	3,593
SAFECO Corp. (b)	30,264	1,474
Simon Property Group, Inc.	52,763	3,196
SLM Corp.	104,842	5,225
Sovereign Bancorp, Inc.	91,100	2,019
St. Paul Travelers Cos., Inc	163,325	5,999
State Street Corp. (b) (c)	79,625	3,481
SunTrust Banks, Inc.	83,372	6,009
Synovus Financial Corp.	73,904	2,059
T. Rowe Price Group, Inc.	30,590	1,816
Torchmark Corp.	25,876	1,351
U.S. Bancorp	452,861	13,051
UnumProvident Corp. (b)	70,835	1,206
Wachovia Corp.	386,886	19,696
Washington Mutual, Inc.	213,913	8,450
Wells Fargo Co.	413,411	24,722
XL Capital, Ltd. Class A	33,132	2,398
Zions Bancorp	21,419	1,478
		521,851
HEALTH CARE — 12.55%
Abbott Laboratories	380,467	17,737
Aetna, Inc.	70,664	5,296
Allergan, Inc.	31,291	2,174
AmerisourceBergen Corp.	27,216	1,559
Amgen, Inc. (a)	305,675	17,793
Applera Corp. - Applied Biosystems Group	47,567	939
Bausch & Lomb, Inc.	12,825	940
Baxter International, Inc.	151,226	5,139
Becton, Dickinson & Co.	60,929	3,559
Biogen Idec, Inc. (a)	79,773	2,753
Biomet, Inc.	60,441	2,194
Boston Scientific Corp. (a)	186,996	5,477
Bristol-Myers Squibb Co.	477,817	12,165
C.R. Bard, Inc.	24,994	1,702
Cardinal Health, Inc.	105,766	5,902
Caremark Rx, Inc. (a)	111,508	4,436
Chiron Corp. (a)	37,744	1,323
CIGNA Corp.	32,389	2,892
Eli Lilly & Co.	276,697	14,416
Express Scripts, Inc. (a)	18,100	1,578
Forest Laboratories, Inc. (a)	87,906	3,248
Genzyme Corp. (a)	59,205	3,389
Gilead Sciences, Inc. (a)	104,100	3,727
Guidant Corp.	79,364	5,865
HCA, Inc. (b)	100,559	5,387
Health Management Associates, Inc. Class A	58,098	1,521
Hospira, Inc. (a)	37,336	1,205
Humana, Inc. (a)	38,025	1,215
IMS Health, Inc.	55,281	1,348
Johnson & Johnson	725,546	48,728
King Pharmaceuticals, Inc.(a)	57,632	479
Laboratory Corp. of America Holdings (a)	33,000	1,591
Manor Care, Inc.	21,251	773
McKesson Corp.	70,131	2,647
Medco Health Solutions, Inc. (a)	67,172	3,330
MedImmune, Inc. (a) (b)	59,465	1,416
Medtronic, Inc.	295,302	15,046
Merck & Co., Inc.	538,903	17,444
Millipore Corp. (a)	11,828	513
Mylan Laboratories Inc. (b)	64,200	1,138
Pfizer, Inc.	1,820,374	47,821
Quest Diagnostics Inc.	24,200	2,544
Schering-Plough Corp.	359,924	6,533
St. Jude Medical, Inc. (a)	88,094	3,171
Stryker Corp.	96,308	4,296
Tenet Healthcare Corp. (a)	111,409	1,285
UnitedHealth Group, Inc.	155,984	14,878
Watson Pharmaceuticals, Inc. (a) (b)	26,103	802
Wellpoint, Inc. (a)	74,689	9,362
Wyeth	326,531	13,773
Zimmer Holdings, Inc. (a)	60,220	4,686
		339,135
INDUSTRIALS — 11.65%
3M Co.	188,584	16,160
Allied Waste Industries, Inc. (a) (b)	75,867	555
American Power Conversion Corp	45,667	1,192
American Standard Cos., Inc.	45,221	2,102
Apollo Group, Inc. (a)	43,275	3,205
Avery Dennison Corp.	26,370	1,633
Boeing Co.	203,145	11,876
Burlington Northern Santa Fe Corp	92,350	4,980
Caterpillar, Inc.	84,085	7,689
Cendant Corp.	257,422	5,287
Cintas Corp.	40,982	1,693
Cooper Industries, Ltd.	21,921	1,568
CSX Corp.	51,324	2,138

	SHARES	MARKET VALUE (000)
INDUSTRIALS — (CONTINUED)
Cummins, Inc. (b)	10,873	$765
Danaher Corp.	68,126	3,639
Deere & Co.	59,241	3,977
Delta Air Lines, Inc. (a) (b)	33,193	134
Dover Corp.	48,513	1,833
Eaton Corp.	36,278	2,373
Emerson Electric Co.	102,335	6,645
Equifax, Inc.	32,269	990
FedEx Corp.	73,946	6,947
Fluor Corp.	20,006	1,109
General Dynamics Corp.	48,806	5,225
General Electric Co. (d)	2,586,223	93,259
Goodrich Co.	28,355	1,086
H&R Block, Inc. (b)	39,310	1,988
Honeywell International, Inc.	205,342	7,641
Illinois Tool Works, Inc.	67,464	6,040
Ingersoll-Rand Co. Class A	42,250	3,365
ITT Industries, Inc.	22,002	1,985
L-3 Communications Holdings, Inc.	27,500	1,953
Lockheed Martin Corp.	98,671	6,025
Masco Corp.	106,974	3,709
Monster Worldwide, Inc. (a)	28,392	796
Navistar International Corp. (a)	16,880	614
Norfolk Southern Corp.	97,661	3,618
Northrop Grumman Corp.	88,278	4,765
PACCAR, Inc.	41,470	3,002
Pall Corp. (b)	29,474	799
Parker-Hannifin Corp.	28,523	1,738
Pitney Bowes, Inc.	55,039	2,483
R.R. Donnelley & Sons Co.	52,460	1,659
Raytheon Co.	108,514	4,200
Robert Half International, Inc.	41,414	1,117
Rockwell Automation, Inc.	43,920	2,488
Rockwell Collins, Inc.	42,119	2,004
Ryder Systems, Inc.	15,380	641
Southwest Airlines Co.	182,140	2,594
Textron, Inc.	32,775	2,446
Tyco International, Ltd.	491,348	16,608
Union Pacific Corp.	63,640	4,436
United Parcel Service, Inc. Class B	273,000	19,858
United Technologies Corp.	125,157	12,723
W.W. Grainger, Inc.	21,709	1,352
Waste Management, Inc.	137,379	3,963
		314,670
INFORMATION TECHNOLOGY — 15.35%
ADC Telecommunications, Inc. (a) (b)	193,027	384
Adobe Systems, Inc.	59,371	3,988
Advanced Micro Devices, Inc. (a)	92,084	1,484
Affiliated Computer Services, Inc. (a)	30,700	1,634
Agilent Technologies, Inc. (a)	115,927	2,574
Altera Corp. (a)	88,878	1,758
Analog Devices, Inc.	89,661	3,240
Andrew Corp. (a) (b)	38,427	450
Apple Computer, Inc. (a)	200,292	8,346
Applied Materials, Inc. (a)	405,361	6,587
Applied Micro Circuits Corp. (a)	75,042	247
Autodesk, Inc.	54,730	1,629
Automatic Data Processing, Inc.	142,238	6,394
Avaya, Inc. (a)	117,115	1,368
BMC Software, Inc. (a)	52,936	794
Broadcom Corp. (a)	78,546	2,350
CIENA Corp. (a) (b)	138,988	239
Cisco Systems, Inc. (a)	1,575,159	28,180
Citrix Systems, Inc. (a) (b)	40,553	966
Computer Associates International, Inc.	138,244	3,746
Computer Sciences Corp. (a)	45,182	2,072
Compuware Corp. (a)	92,657	667
Comverse Technology, Inc. (a)	47,138	1,189
Convergys Corp. (a)	35,005	523
Corning, Inc. (a)	336,785	3,748
Dell, Inc. (a)	599,591	23,036
Electronic Arts, Inc. (a)	75,100	3,889
Electronic Data Systems Corp.	122,686	2,536
EMC Corp. (a)	590,341	7,273
First Data Corp.	198,104	7,787
Fiserv, Inc. (a)	46,647	1,857
Fisher Scientific International, Inc. (a)	28,000	1,594
Freescale Semiconductor, Inc. (a)	98,008	1,691
Gateway, Inc. (a)	91,465	369
Hewlett-Packard Co.	707,219	15,516
Intel Corp.	1,519,403	35,296
International Business Machines Corp.	398,318	36,398
Intuit, Inc. (a)	44,751	1,959
Jabil Circuit, Inc. (a)	48,013	1,369
JDS Uniphase Corp. (a)	344,319	575
KLA-Tencor Corp. (a)	46,664	2,147
Lexmark International Group, Inc. Class A (a)	30,802	2,463
Linear Technology Corp.	73,275	2,807
LSI Logic Corp. (a) (b)	93,535	523
Lucent Technologies, Inc. (a) (b)	1,055,072	2,901
Maxim Integrated Products, Inc.	77,656	3,174
Mercury Interactive Corp. (a)	20,148	955
Micron Technology, Inc. (a)	146,132	1,511
Microsoft Corp. (d)	2,468,904	59,673
Molex, Inc.	45,010	1,186
Motorola, Inc.	600,398	8,988

	SHARES	MARKET VALUE (000)
INFORMATION TECHNOLOGY — (CONTINUED)
National Semiconductor Corp.	85,518	$1,762
NCR Corp. (a)	44,484	1,501
Network Appliance, Inc. (a)	89,367	2,472
News Corp. Class A	703,900	11,910
Novell, Inc. (a) (b)	90,942	542
Novellus Systems, Inc. (a)	33,669	900
NVIDIA Corp. (a)	39,651	942
Oracle Corp. (a)	1,097,538	13,697
Parametric Technology Corp. (a)	64,241	359
Paychex, Inc.	90,227	2,961
PerkinElmer, Inc.	31,257	645
PMC-Sierra, Inc. (a) (b)	42,524	374
QLogic Corp. (a)	22,045	893
QUALCOMM, Inc.	401,878	14,729
Sabre Holdings Corp. Class A (b)	32,324	707
Sanmina-SCI Corp. (a)	124,358	649
Scientific-Atlanta, Inc.	36,568	1,032
Siebel Systems, Inc. (a)	121,958	1,113
Solectron Corp. (a)	231,714	804
Sun Microsystems, Inc. (a)	824,188	3,330
SunGard Data Systems, Inc. (a)	68,950	2,379
Symantec Corp. (a)	170,600	3,639
Symbol Technologies, Inc.	57,485	833
Tektronix, Inc.	21,529	528
Tellabs, Inc. (a)	110,275	805
Teradyne, Inc. (a)	47,092	688
Texas Instruments, Inc.	421,103	10,734
Thermo Electron Corp. (a)	38,429	972
Unisys Corp. (a)	80,179	566
VERITAS Software Corp. (a)	100,783	2,340
Waters Corp. (a)	28,857	1,033
Xerox Corp. (a)	233,642	3,540
Xilinx, Inc.	83,104	2,429
Yahoo!, Inc. (a)	319,080	10,817
		414,655
MATERIALS — 3.16%
Air Products & Chemicals, Inc.	54,289	3,436
Alcoa, Inc.	212,646	6,462
Allegheny Technologies, Inc.	22,829	550
Ball Corp.	26,870	1,115
Bemis Co., Inc.	25,528	794
Dow Chemical Co.	233,099	11,620
E.I. Du Pont de Nemours & Co.	243,639	12,484
Eastman Chemical Co.	18,562	1,095
Ecolab, Inc.	55,726	1,842
Engelhard Corp.	29,230	878
Freeport-McMoRan Copper & Gold, Inc. Class B	42,614	1,688
Georgia-Pacific Group	61,640	2,188
Great Lakes Chemical Corp.	12,503	402
Hercules, Inc. (a)	27,298	395
International Flavors & Fragrances, Inc.	22,504	889
International Paper Co. (b)	119,656	4,402
Louisiana-Pacific Corp.	26,259	660
MeadWestvaco Corp.	48,388	1,540
Monsanto Co.	64,946	4,189
Newmont Mining Corp.	106,342	4,493
Nucor Corp. (b)	38,004	2,188
Pactiv Corp. (a)	35,464	828
Phelps Dodge Corp.	22,805	2,320
PPG Industries, Inc.	42,290	3,025
Praxair, Inc.	77,520	3,710
Rohm & Haas Co.	48,696	2,337
Sealed Air Corp. (a)	20,236	1,051
Sigma-Aldrich Corp.	16,493	1,010
Temple-Inland, Inc.	13,414	973
United States Steel Corp.	27,102	1,378
Vulcan Materials Co.	24,396	1,386
Weyerhaeuser Co.	59,224	4,057
		85,385
TELECOMMUNICATION SERVICES — 3.05%
ALLTEL Corp.	72,898	3,998
AT&T Corp.	195,247	3,661
BellSouth Corp.	447,928	11,776
CenturyTel, Inc.	32,108	1,054
Citizens Communications Co.	80,077	1,036
Nextel Communications, Inc. Class A (a)	276,236	7,851
Qwest Communications International, Inc. (a) (b)	433,422	1,604
SBC Communications, Inc.	806,004	19,094
Sprint Corp. (Fon Group)	362,223	8,241
Verizon Communications, Inc.	675,298	23,973
		82,288
UTILITIES — 3.44%
AES Corp. (a)	154,814	2,536
Allegheny Energy, Inc. (a) (b)	32,799	678
Ameren Corp.	46,542	2,281
American Electric Power Co., Inc. (b)	94,454	3,217
Calpine Corp. (a) (b)	127,552	357
CenterPoint Energy, Inc.	73,493	884
Cinergy Corp.	46,658	1,891
CMS Energy Corp. (a) (b)	46,505	606
Consolidated Edison, Inc.	57,722	2,435
Constellation Energy Group, Inc.	42,003	2,172
Dominion Resources, Inc.	83,687	6,229
DTE Energy Co. (b)	41,546	1,889
Duke Energy Corp.	228,577	6,402
Dynegy Inc. Class A (a) (b)	92,330	361
Edison International	77,762	2,700
El Paso Corp.	153,194	1,621
Entergy Corp.	53,743	3,797
Exelon Corp.	163,078	7,484

	SHARES	MARKET VALUE (000)
UTILITIES — (CONTINUED)
FirstEnergy Corp.	78,712	$3,303
FPL Group, Inc.	96,778	3,886
KeySpan Corp.	38,306	1,493
Kinder Morgan, Inc.	29,538	2,236
Nicor, Inc. (b)	10,913	405
NiSource, Inc.	64,567	1,471
Peoples Energy Corp.	9,031	379
PG&E Corp. (a)	89,523	3,053
Pinnacle West Capital Corp. (b)	21,881	930
PPL Corp.	45,168	2,439
Progress Energy, Inc. (b)	59,008	2,475
Public Service Enterprise Group, Inc.	56,722	3,085
Sempra Energy (b)	58,089	2,314
Southern Co.	181,258	5,769
TECO Energy, Inc. (b)	47,676	748
TXU Corp. (b)	57,548	4,582
Williams Cos., Inc.	139,137	2,617
Xcel Energy, Inc. (b)	95,597	1,642
XTO Energy, Inc.	82,800	2,719
		93,086
TOTAL COMMON STOCKS (Cost $2,088,945,642)		2,639,076

	PAR AMOUNT (000)
U.S. GOVERNMENT SECURITIES — 0.16%
United States Treasury Bill
2.68% due 06/09/05(d) (e)	$4,299	4,277

TOTAL U.S. GOVERNMENT SECURITIES (Cost $4,276,917)		4,277

	SHARES (000)
MONEY MARKET FUNDS — 5.74%
AIM Short Term Investment Prime Portfolio	61,775	$61,775
Federated Money Market Obligations Trust	490	490

	SHARES (000)	MARKET VALUE (000)
State Street Navigator Securities Lending Prime Portfolio (c) (f)	92,889	$92,889
TOTAL MONEY MARKET FUNDS (Cost $155,153,818)		155,154
TOTAL INVESTMENTS — 103.57%
(identified cost $2,248,376,377) (g) (h) (i)		2,798,507

LIABILITIES IN EXCESS OF ASSETS — (3.57)%		(96,589)

NET ASSETS — 100.00%		$2,701,918

(a) Non-income producing security.

(b) All or a portion of these securities were on loan at March 31, 2005.

(c) Affiliated issuer. See table below for more information.

AFFILIATED ISSUER TABLE

	NUMBER OF	SHARES PURCHASED	SHARES SOLD	NUMBER OF	INCOME EARNED
SECURITY	SHARES HELD	FOR THE THREE MONTHS	FOR THE THREE MONTHS	SHARES HELD	FOR THE THREE MONTHS	REALIZED GAIN
DESCRIPTION	AT 12/31/04	ENDED 03/31/05	ENDED 03/31/05	AT 03/31/05	ENDED 03/31/05	ON SHARES SOLD
State Street Corp.	79,225	1,700	1,300	79,625	$13,536	$5,115

State Street Navigator Securities Lending Prime Portfolio	98,441,667	304,752,988	310,305,920	92,888,735	$11,846	—

(d) Security held as collateral in relation to initial margin requirements on futures contracts.

(e) Rate represents annualized yield at date of purchase.

(f) Security represents investment made with cash collateral received from securities loaned.

(g) Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2005 was $734,812,182 and $184,681,594, respectively, resulting in net unrealized appreciation of investments of $550,130,588.

(h) Includes $90,592,477 of investments in securities on loan, at value. The custodian held cash and cash equivalents as collateral for securities loaned of $92,888,735.

(i) Security valuation: The Porfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

	Number of Contracts	Unrealized Depreciation (000)
SCHEDULE OF FUTURES CONTRACTS
S&P 500 Financial Futures Contracts (long) Expiration Date 06/2005	344	$(1,431)

Total unrealized depreciation on open futures contracts purchased		$(1,431)

For information on the Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent annual financial statements.

TRANSAMERICA PREMIER INSTITUTIONAL BOND FUND

Schedule of Investments - March 31, 2005 - (all amounts in thousands) (unaudited)

			Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 47.8%
Fannie Mae	5.50%	03/01/2018	$22	$23
	6.00%	05/01/2032	20	21
	6.00%	02/01/2034	21	21

Freddie Mac	5.50%	11/01/2018	21	22
	6.00%	09/01/2032	43	44
	6.00%	11/01/2033	20	20

U.S. Treasury Bond	5.38%	02/15/2031	4	4

U.S. Treasury Note	3.13%	01/31/2007	70	69
	3.38%	02/15/2008	5	5
	4.00%	03/15/2010	7	7

Total U.S. Government Obligations
(cost: $237)				236

CORPORATE DEBT SECURITIES - 50.0%
Amusement & Recreation Services - 2.0%
Harrah’s Operating Co., Inc.	5.50%	07/01/2010	10	10

Commercial Banks - 2.3%
Citicorp	6.38%	11/15/2008	10	11

Communications Equipment - 2.0%
Motorola, Inc.	4.61%	11/16/2007	10	10

Electric Services - 2.0%
FPL Group Capital, Inc.	4.09%	02/16/2007	10	10

Food & Kindred Products - 2.0%
Diageo Capital PLC	3.38%	03/20/2008	10	10

Gas Production & Distribution - 2.0%
Atmos Energy Corp.	4.00%	10/15/2009	10	10

Holding & Other Investment Offices - 2.0%
iStar Financial, Inc.	4.88%	01/15/2009	10	10

Industrial Machinery & Equipment - 2.0%
John Deere Capital Corp.	3.90%	01/15/2008	$10	$10

Insurance - 2.0%
International Lease Finance Corp.	5.63%	06/01/2007	10	10

Lumber & Wood Products - 2.5%
Weyerhaeuser Co.	7.38%	03/15/2032	10	12

Metal Mining - 2.0%
Barrick Gold Finance, Inc.	7.50%	05/01/2007	10	10

Motion Pictures - 2.5%
Time Warner, Inc.	9.13%	01/15/2013	10	12

Oil & Gas Extraction - 3.7%
Kerr-McGee Corp.	6.95%	07/01/2024	5	5
Nexen, Inc., Note	5.88%	03/10/2035	14	13
				18

Paper & Allied Products - 2.2%
MeadWestvaco Corp., Note	6.80%	11/15/2032	10	11

Personal Credit Institutions - 4.1%
Capital One Bank	5.00%	06/15/2009	10	10
General Electric Capital Corp.	4.25%	01/15/2008	10	10
				20

Petroleum Refining - 2.2%
Amerada Hess Corp.	7.13%	03/15/2033	10	11

Primary Metal Industries - 4.5%
Noranda, Inc.	6.00%	10/15/2015	10	10
Phelps Dodge Corp.	8.75%	06/01/2011	10	12
				22

Printing & Publishing - 2.0%
Gannett Co., Inc.	5.50%	04/01/2007	10	10

Savings Institutions - 2.0%
Washington Mutual Bank FA	5.13%	01/15/2015	10	10

Security & Commodity Brokers - 2.0%
Countrywide Home Loans, Inc.	4.13%	09/15/2009	$10	$10

Telecommunications - 2.0%
Alltel Corp.	4.66%	05/17/2007	10	10

Total Corporate Debt Securities
(cost: $254)				247
Total Investment Securities
(cost: $491)*				$483

SUMMARY:
Investments, at value			97.8%	$483
Other assets in excess of liabilities			2.2%	11
Net assets			100.0%	$494

* Aggregate cost for Federal tax purposes is $491. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and an aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $— and $(8), respectively. Net unrealized appreciation for tax purposes is $(8).

TRANSAMERICA PREMIER INSTITUTIONAL DIVERSIFIED EQUITY FUND

Schedule of Investments - March 31, 2005 - (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS - 90.0%
Automotive - 3.4%
Harley-Davidson, Inc.	150	$9
PACCAR, Inc.	110	8
		17
Business Services - 2.2%
First Data Corp.	280	11

Chemicals & Allied Products - 1.4%
Ecolab, Inc.	200	7

Commercial Banks - 1.2%
Morgan Chase & Co. (J.P.)	160	6

Communication - 6.1%
Liberty Media Corp.-Class A	1,000	10
Liberty Media International, Inc.-Class A(a)	220	10
UnitedGlobalCom, Inc.-Class A(a)	750	7
XM Satellite Radio Holdings, Inc.-Class A(a)	100	3
		30
Communications Equipment - 1.4%
QUALCOMM, Inc.	200	7

Computer & Data Processing Services - 6.0%
GTECH Holdings Corp.	450	11
Intuit, Inc.(a)	160	7
Microsoft Corp.	200	5
NAVTEQ Corp.(a)	100	4
SkillSoft PLC- ADR(a)	700	3
		30
Computer & Office Equipment - 3.4%
Diebold, Inc.	100	6
Sandisk Corp.(a)	400	11
		17
Department Stores - 2.0%
TJX Cos., Inc.	400	10

Electronic & Other Electric Equipment - 1.6%
General Electric Co.	220	8

Engineering & Management Services - 2.0%
Jacobs Engineering Group, Inc.(a)	190	10

Fabricated Metal Products - 1.4%
Gillette Co. (The)	130	$7

Holding & Other Investment Offices - 3.6%
Plum Creek Timber Co., Inc.	500	18

Hotels & Other Lodging Places - 3.4%
Marriott International, Inc.-Class A	150	10
MGM Mirage, Inc.(a)	100	7
		17
Industrial Machinery & Equipment - 9.9%
American Standard Cos., Inc.	150	7
Caterpillar, Inc.	120	11
Donaldson Co., Inc.	200	6
Graco, Inc.	200	8
Illinois Tool Works, Inc.	80	7
Kennametal, Inc.	210	10
		49
Insurance - 4.8%
Progressive Corp. (The)	90	8
WellPoint, Inc.(a)	125	16
		24
Management Services - 2.4%
ServiceMaster Co. (The)	900	12

Manufacturing Industries - 3.2%
International Game Technology	350	9
Mattel, Inc.	350	7
		16
Medical Instruments & Supplies - 1.4%
Zimmer Holdings, Inc.(a)	90	7

Motor Vehicles, Parts & Supplies - 1.4%
BorgWarner, Inc.	150	7

Oil & Gas Extraction - 2.2%
Anadarko Petroleum Corp.	70	5
Apache Corp.	90	6
		11
Paper & Allied Products - 2.6%
3M Co.	150	13

Paperboard Containers & Boxes - 1.6%
Packaging Corp. of America	340	8

Personal Services - 2.8%
Jackson Hewitt Tax Service, Inc.	360	8
Weight Watchers International, Inc.(a)	150	6
		14

Pharmaceuticals - 1.2%
Amgen, Inc.(a)	100	$6

Primary Metal Industries - 1.6%
Hubbell, Inc.-Class B	150	8

Printing & Publishing - 2.4%
McGraw-Hill Cos., Inc. (The)	140	12

Restaurants - 2.6%
IHOP Corp.	280	13

Retail Trade - 2.2%
Staples, Inc.	360	11

Rubber & Misc. Plastic Products - 0.6%
Sealed Air Corp.(a)	60	3

Security & Commodity Brokers - 1.8%
American Express Co.	80	4
Chicago Mercantile Exchange	25	5
		9
Telecommunications - 1.4%
Verizon Communications, Inc.	200	7

Transportation & Public Utilities - 0.6%
Expeditors International of Washington, Inc.	60	3

Trucking & Warehousing - 2.8%
United Parcel Service, Inc.-Class B	190	14

Wholesale Trade Durable Goods - 1.4%
Grainger (W.W.), Inc.	110	7

Total Common Stocks
(cost: $449)		449
Total Investment Securities
(cost: $449)*		$449

SUMMARY:
Investments, at value	90.0%	$449
Other assets in excess of liabilities	10.0%	50
Net assets	100.0%	$499

NOTES TO SCHEDULE OF INVESTMENTS:

(a)                                  No dividends were paid during the preceding twelve months.

DEFINITIONS:

ADR - American Depositary Receipt

* Aggregate cost for Federal tax purposes is $449. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and an aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $11 and $(11), respectively. Net unrealized appreciation for tax purposes is $—.

TRANSAMERICA PREMIER INSTITUTIONAL EQUITY FUND

Schedule of Investments - March 31, 2005 - (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS - 94.1%
Business Services - 10.0%
eBay, Inc.(a)	80,000	$2,981
First Data Corp.	130,000	5,110
Moody’s Corp.	47,000	3,800
		11,891
Chemicals & Allied Products - 3.4%
Praxair, Inc.	85,000	4,068

Communication - 6.8%
Liberty Media International, Inc.-Class A(a)	100,000	4,374
XM Satellite Radio Holdings, Inc.-Class A(a)	120,000	3,780
		8,154
Communications Equipment - 5.5%
QUALCOMM, Inc.	180,000	6,597

Computer & Data Processing Services - 7.3%
Intuit, Inc.(a)	90,000	3,939
Microsoft Corp.	200,000	4,834
		8,773
Computer & Office Equipment - 5.4%
Lexmark International, Inc.(a)	40,000	3,199
Sandisk Corp.(a)	115,000	3,197
		6,396
Drug Stores & Proprietary Stores - 3.7%
Walgreen Co.	100,000	4,442

Fabricated Metal Products - 3.4%
Gillette Co. (The)	80,000	4,038

Hotels & Other Lodging Places - 5.3%
Marriott International, Inc.-Class A	50,000	3,343
MGM Mirage, Inc.(a)	42,000	2,975
		6,318
Insurance - 5.0%
WellPoint, Inc.(a)	48,000	6,017

Management Services - 3.6%
Paychex, Inc.	130,000	4,267

Manufacturing Industries - 3.0%
International Game Technology	135,000	3,599

Medical Instruments & Supplies - 3.3%
Zimmer Holdings, Inc.(a)	50,000	3,891

Personal Services - 2.8%
Weight Watchers International, Inc.(a)	78,000	$3,352

Pharmaceuticals - 8.3%
Allergan, Inc.	62,000	4,307
Genentech, Inc.(a)	100,000	5,661
		9,968
Retail Trade - 3.8%
Staples, Inc.	145,000	4,557

Security & Commodity Brokers - 2.6%
Chicago Mercantile Exchange	16,000	3,105

Transportation & Public Utilities - 3.4%
Expeditors International of Washington, Inc.	75,000	4,016

Trucking & Warehousing - 4.1%
United Parcel Service, Inc.-Class B	67,000	4,874

Variety Stores - 3.4%
Wal-Mart Stores, Inc.	80,000	4,009

Total Common Stocks
(cost: $110,791)		112,332
Total Investment Securities
(cost: $110,791)*		$112,332

SUMMARY:
Investments, at value	94.1%	$112,332
Other assets in excess of liabilities	5.9%	7,090
Net assets	100.0%	$119,422

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

* Aggregate cost for Federal tax purposes is $110,788. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and an aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $4,955 and $(3,411), respectively. Net unrealized appreciation for tax purposes is $1,544.

TRANSAMERICA PREMIER INSTITUTIONAL SMALL/MID CAP VALUE FUND

Schedule of Investments - March 31, 2005 - (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Air Transportation - 0.6%
Delta Airlines, Inc.(a)	800	$3

Apparel & Accessory Stores - 2.0%
Ashworth, Inc.(a)	900	10

Chemicals & Allied Products - 9.8%
Georgia Gulf Corp.	200	9
Lubrizol Corp.	240	10
Olin Corp.	600	13
PolyOne Corp.(a)	1,200	11
Terra Nitrogen Co., L.P.	300	7
		50
Commercial Banks - 2.0%
North Fork Bancorp, Inc.	350	10

Computer & Data Processing Services - 3.5%
Fair Isaac Corp.	300	10
Sabre Holdings Corp.	350	8
		18
Computer & Office Equipment - 3.7%
Hypercom Corp.(a)	1,500	7
Storage Technology Corp.(a)	400	12
		19
Construction - 2.1%
Chemed Corp.	150	11

Electronic & Other Electric Equipment - 5.3%
Acuity Brands, Inc.	370	10
Genlyte Group, Inc.(a)	190	17
		27
Electronic Components & Accessories - 2.1%
OSI Systems, Inc.(a)	600	11

Environmental Services - 4.1%
Casella Waste Systems, Inc.-Class A(a)	700	9
Republic Services, Inc.	350	12
		21
Fabricated Metal Products - 2.1%
Gulf Island Fabrication, Inc.	450	11

Food & Kindred Products - 1.4%
Hercules, Inc.(a)	500	7

Gas Production & Distribution - 2.0%
KeySpan Corp.	260	$10

Health Services - 2.0%
LifePoint Hospitals, Inc.(a)	230	10

Holding & Other Investment Offices - 6.7%
Annaly Mortgage Management, Inc. REIT	500	9
Education Realty Trust, Inc. REIT(a)	650	11
Omega Healthcare Investors, Inc. REIT	1,300	14
		34
Hotels - 2.3%
Host Marriott Corp.	700	12

Industrial Machinery & Equipment - 2.0%
Cooper Cameron Corp.(a)	180	10

Insurance - 9.6%
AMBAC Financial Group, Inc.	150	11
American Safety Insurance Holdings, Ltd.(a)	750	11
HCC Insurance Holdings, Inc.	310	11
PartnerRe, Ltd.	160	10
Triad Guaranty, Inc.(a)	120	6
		49
Management Services - 2.1%
FTI Consulting, Inc.(a)	520	11

Medical Instruments & Supplies - 2.5%
Orthofix International NV(a)	320	13

Oil & Gas Extraction - 16.1%
Chesapeake Energy Corp.	650	14
Edge Petroleum Corp.(a)	800	13
Parker Drilling Co.(a)	2,000	12
Patterson-UTI Energy, Inc.	660	17
Pride International, Inc.(a)	500	12
Superior Energy Services, Inc.(a)	800	14
		82
Petroleum Refining - 2.0%
Murphy Oil Corp.	100	10

Retail Trade - 2.2%
Sports Authority, Inc.(The)(a)	400	11

Savings Institutions - 2.2%
Partners Trust Financial Group, Inc.	1,000	11

Telecommunications - 2.5%
Citizens Communications Co.	1,000	$13

Trucking & Warehousing - 4.3%
Overnite Corp.	330	11
Yellow Roadway Corp.(a)	180	11
		22
Wholesale Trade Nondurable Goods - 2.2%
Dean Foods Co.(a)	320	11

Total Common Stocks
(cost: $499)		507
Total Investment Securities
(cost: $499)*		$507

SUMMARY:
Investments, at value	99.4%	$507
Other assets in excess of liabilities	0.6%	3
Net assets	100.0%	$510

NOTES TO SCHEDULE OF INVESTMENTS:

(a)                                  No dividends were paid during the preceding twelve months.

* Aggregate cost for Federal tax purposes is $499. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and an aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $20 and $(12), respectively. Net unrealized appreciation for tax purposes is $8.

Item 2. Controls and Procedures.

(a)   Based on their evaluation of registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as of March 31, 2005, registrant’s principal executive officer and principal financial officer found registrant’s disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)   There have been no significant changes in registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A certification for registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Investors, Inc.
(Registrant)

By:	/s/ Brian C. Scott
Chief Executive Officer
Date: May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian C. Scott
Chief Executive Officer
Date:	May 26, 2005

By:	/s/ Kim D. Day
Vice President and Treasurer
Date:	May 26, 2005